Leases - Summary of Changes in ROU Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in Right-of-Use Assets [Roll Forward]
Balance, beginning of period	$ 30.3	$ 29.5
Additions	36.8	19.0
ROU assets from the Acquisition (Note 8)	77.0	0.0
Depreciation, right-of-use assets	(39.2)	(15.0)
Dispositions (Note 9)	(9.0)	0.0
Other	4.7	(3.2)
Balance, end of period	$ 100.6	$ 30.3